WARRANT LIABILITY (Tables)	12 Months Ended
Dec. 31, 2021
Jan 2020 Warrants [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

The following is the reconciliation of the fair value that are categorized within Level 3 of the fair value hierarchy in financial instruments:

Balance at January 1, 2020	$-
Issuance at January 30, 2020	214
Revaluation at December 31, 2020	71

Balance at December 31, 2020	285
Warrants exercised	(342)
Revaluations	1,896
Reclassification to Warrant Reserve	$(1,788)

Balance at December 31, 2021	$51

November 2020 and December 2020 Warrants [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

The following is the reconciliation of the fair value that are categorized within Level 3 of the fair value hierarchy in financial instruments:

Balance on January 1, 2020	$-
Issuance at November 16, 2020	3,537
Issuance at December 29, 2020	1,698
Revaluation at December 31,2020	3,156

Balance at December 31, 2020	$8,391
Revaluation at March 31, 2021	26,816
Reclassification to Warrant Reserve	(35,207)

Balance at December 31, 2021	$-

April and May 2021 Warrants [Member]
IfrsStatementLineItems [Line Items]
SCHEDULE OF FAIR VALUE HIERARCHY OF WARRANTS

The following is the reconciliation of the fair value that are categorized within Level 3 of the fair value hierarchy in financial instruments:

Balance at January 1, 2021	$-
Issuance at June 4, 2021	4,786
Revaluation at June 30 ,2021	2,307
Reclassification to Warrant Reserve	(6,846)

Balance at June 30, 2021	247
Revaluation at August 29 ,2021	(124)
Reclassification to Warrant Reserve	(123)

Balance at December 31, 2021	$-